UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         05/15/2012
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       69
                                          --------------
Form 13F Information Table Value Total:    $ 111,883
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

ACORN ENERGY INC                COM      004848107      930      85,600           SH      SOLE                   85,600    -      -
ACTUATE CORP                    COM      00508B102      68       10,902           SH      SOLE                   10,902    -      -
AFC ENTERPRISES INC             COM      00104q107      2,271    133,893          SH      SOLE                   133,893   -      -
ALLIANCEBERNSTEIN INCOME FUN    COM      01881e101      110      13,398           SH      SOLE                   13,398    -      -
ALMOST FAMILY INC               COM      020409108      1,658    63,753           SH      SOLE                   63,753    -      -
ALTRA HOLDINGS INC              COM      02208r106      159      8,300            SH      SOLE                   8,300     -      -
AV HOMES INC                    COM      00234p102      3,909    320,959          SH      SOLE                   320,959   -      -
BIGLARI HLDGS INC               COM      08986r101      564      1,400            SH      SOLE                   1,400     -      -
CAL DIVE INTL INC DEL           COM      12802T101      75       22,767           SH      SOLE                   22,767    -      -
CENTRAL GARDEN & PET CO         COM      153527106      68       7,252            SH      SOLE                   7,252     -      -
COMFORT SYS USA INC             COM      199908104      116      10,619           SH      SOLE                   10,619    -      -
DEMAND MEDIA INC                COM      24802N109      42       5,752            SH      SOLE                   5,752     -      -
DOUGLAS DYNAMICS INC            COM      25960r105      4,976    361,919          SH      SOLE                   361,919   -      -
ECHO GLOBAL LOGISTICS INC       COM      27875t101      4,795    297,806          SH      SOLE                   297,806   -      -
ESSA BANCORP INC                COM      29667d104      23       2,374            SH      SOLE                   2,374     -      -
FORTUNE BRANDS HOME & SEC IN    COM      34964C106      66       2,990            SH      SOLE                   2,990     -      -
FRISCHS RESTAURANTS INC         COM      358748101      608      22,563           SH      SOLE                   22,563    -      -
GENERAL MOLY INC                COM      370373102      61       18,290           SH      SOLE                   18,290    -      -
GENTIVA HEALTH SERVICES INC     COM      37247a102      1,595    182,503          SH      SOLE                   182,503   -      -
GLU MOBILE INC                  COM      379890106      3,775    778,271          SH      SOLE                   778,271   -      -
GOLFSMITH INTL HOLDINGS INC     COM      38168y103      1,740    415,164          SH      SOLE                   415,164   -      -
GRAFTECH INTL LTD               COM      384313102      81       6,804            SH      SOLE                   6,804     -      -
HAWAIIAN TELCOM HOLDCO INC      COM      420031106      3,982    230,995          SH      SOLE                   230,995   -      -
HERCULES OFFSHORE INC           COM      427093109      111      23,440           SH      SOLE                   23,440    -      -
HOOPER HOLMES INC               COM      439104100      2,460    3,513,896        SH      SOLE                   3,513,896 -      -
IKANOS COMMUNICATIONS           COM      45173E105      794      1,088,000        SH      SOLE                   1,088,000 -      -
INTRALINKS HLDGS INC            COM      46118h104      2,105    397,839          SH      SOLE                   397,839   -      -
LATTICE SEMICONDUCTOR CORP      COM      518415104      133      20,636           SH      SOLE                   20,636    -      -
LEMAITRE VASCULAR INC           COM      525558201      2,395    406,606          SH      SOLE                   406,606   -      -
LHC GROUP INC                   COM      50187a107      1,365    73,653           SH      SOLE                   73,653    -      -
LIMONEIRA CO                    COM      532746104      1,264    74,812           SH      SOLE                   74,812    -      -
MEDLEY CAP CORP                 COM      58503f106      575      51,003           SH      SOLE                   51,003    -      -
MOCON INC                       COM      607494101      1,674    102,967          SH      SOLE                   102,967   -      -
NATUS MEDICAL                   COM      639050103      275      23,071           SH      SOLE                   23,071    -      -
NEW YORK & CO INC               COM      649295102      2,470    662,210          SH      SOLE                   662,210   -      -
OCONEE FED FINL CORP            COM      675607105      53       4,600            SH      SOLE                   4,600     -      -
ONEIDA FINL CORP MD             COM      682479100      562      56,500           SH      SOLE                   56,500    -      -
ONLINE RES CORP                 COM      68273g101      3,506    1,230,286        SH      SOLE                   1,230,286 -      -
PC-TEL INC                      COM      69325q105      2,449    368,279          SH      SOLE                   368,279   -      -
PEERLESS SYS CORP               COM      705536100      165      43,970           SH      SOLE                   43,970    -      -
PEP BOYS MANNY MOE & JACK       COM      713278109      1,059    71,000           SH      SOLE                   71,000    -      -
PERVASIVE SOFTWARE INC          COM      715710109      1,699    283,646          SH      SOLE                   283,646   -      -
REIS INC                        COM      75936p105      2,541    285,144          SH      SOLE                   285,144   -      -
RICHARDSON ELECTRS LTD          COM      763165107      3,888    324,582          SH      SOLE                   324,582   -      -
SABRA HEALTH CARE REIT INC      COM      78573l106      918      55,820           SH      SOLE                   55,820    -      -
SHORETEL INC                    COM      825211105      44       7,692            SH      SOLE                   7,692     -      -
SPARK NETWORKS INC              COM      84651p100      2,309    513,153          SH      SOLE                   513,153   -      -
STONERIDGE INC                  COM      86183p102      3,913    395,701          SH      SOLE                   395,701   -      -
SUN HEALTHCARE GROUP INC NEW    COM      86677e100      7,123    1,041,315        SH      SOLE                   1,041,315 -      -
THERAGENICS CORP                COM      883375107      2,661    1,446,121        SH      SOLE                   1,446,121 -      -
THESTREET INC                   COM      88368q103      1,659    750,491          SH      SOLE                   750,491   -      -
U S PHYSICAL THERAPY INC        COM      90337L108      62       2,682            SH      SOLE                   2,682     -      -
URANERZ ENERGY CORP             COM      91688t104      396      157,180          SH      SOLE                   157,180   -      -
W P CAREY & CO LLC              COM      92930y107      712      15,300           SH      SOLE                   15,300    -      -
QUANTUM CORP                    COM DSSG 747906204      2,230    851,323          SH      SOLE                   851,323   -      -
CONTANGO OIL & GAS COMPANY      COM NEW  21075N204      160      2,715            SH      SOLE                   2,715     -      -
FINISAR CORP                    COM NEW  31787A507      78       3,847            SH      SOLE                   3,847     -      -
HANGER ORTHOPEDIC GROUP INC     COM NEW  41043F208      115      5,269            SH      SOLE                   5,269     -      -
MILLER INDS INC TENN            COM NEW  600551204      1,238    73,150           SH      SOLE                   73,150    -      -
MULTIBAND CORP                  COM NEW  62544x209      4,539    1,508,000        SH      SOLE                   1,508,000 -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW  690027206      1,842    252,025          SH      SOLE                   252,025   -      -
POINTS INTL LTD                 COM NEW  730843208      2,245    213,032          SH      SOLE                   213,032   -      -
U S CONCRETE INC                COM NEW  90333l201      782      167,827          SH      SOLE                   167,827   -      -
JDS UNIPHASE CORP               COM .001 46612J507      95       6,522            SH      SOLE                   6,522     -      -
BERKSHIRE HATHAWAY INC DEL      CL A     084670108      2,560    21               SH      SOLE                   21        -      -
MAXLINEAR INC                   CL A     57776j100      1,967    353,062          SH 	  SOLE                   353,062   -      -
TELECOMMUNICATION SYS INC       CL A     87929j103      4,331    1,557,824        SH      SOLE                   1,557,824 -      -
VALUEVISION MEDIA INC           CL A     92047k107      4,822    2,329,633        SH      SOLE                   2,329,633 -      -
AVATAR HLDGS INC                Note7.5% 053494ag5      1,867    1,900,000        SH      SOLE                   1,900,000 -      -




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